OTHER PAYABLES AND ACCRUALS (Tables)	12 Months Ended
Sep. 30, 2013
Payables and Accruals [Abstract]
Schedule Of Other Payables and Accruals [Table Text Block]
Other payables and accruals consisted of the following:
	As of September 30, 2013	As of September 30, 2012
	US$(’000)	US$(’000)
Accrued employee benefits	$-	$24
Deposits from suppliers	-	33
Other payables	111	110
Total	$111	$167